Concentration of Risk	12 Months Ended
Dec. 31, 2011
Concentration of Risk [Abstract]
CONCENTRATION OF RISK

NOTE 23 — CONCENTRATION OF RISK

Holdings places its cash investments with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including foreign cash balances at December 31, 2011 and 2010, were uninsured. Foreign cash balances at December 31, 2011 and 2010 were $12.1 million and $9.4 million, respectively.

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. Sales to a single customer, AutoZone, accounted for 32.1%, 31.2% and 29.9% of total net sales for the Combined Year Ended December 31, 2011 and Predecessor years ended December 31, 2010 and 2009, respectively. No other customer accounted for more than 10% of total net sales for the years ended December 31, 2011, 2010 and 2009. At December 31, 2011 and 2010, the receivable balances from AutoZone were $141.6 million and $121.6 million, respectively.